Derivative financial instruments and hedging transactions (Policies)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments And Hedging Transactions
derivative financial instruments

The Company uses derivative financial instruments, such as interest rate and currency swaps, to hedge against its exchange rate risks and interest rate risks. These derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured to fair value. Derivatives are recorded as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the beginning of a hedging relationship, the Company formally designates and documents the hedging relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for performing the hedging.

The documentation includes the identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Company assesses whether the hedging relationship meets the hedge effectiveness requirements (including its analysis of the sources of hedge ineffectiveness and how to determine the hedge ratio). A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:

•	There is an economic relationship between the hedged item and the hedging instrument;

•	The credit risk effect does not influence the changes in the value that result from this economic relationship; and

•	The hedge ratio of the hedging relationship is the same as that resulting from the hedged item amount that the entity effectively hedges and the hedging instrument amount that the Entity effectively uses to hedge that quantity of hedged item.

Hedging ineffectiveness is determined upon the emergence of the hedging relationship and through periodic prospective evaluations of effectiveness to ensure that there is an economic relationship between the hedged item and the hedging instrument. The Company contracts derivatives with critical terms that are similar to the hedged items, such as reference rate, reset dates, payment dates, maturities and reference value.

Hedges that meet all eligibility criteria for hedge accounting and those not formally assigned to any accounting hedging relationship are recorded as described below:

a)	Fair value hedges

The Company applies fair value hedge accounting to hedge against the risk of fixed and variable interest rates on loans and financing denominated in foreign currency (Yen, Dollar and Euro). Gain or loss arising from changes in the fair value of derivatives designated and qualified as fair value hedges are recorded in the income statement as “Financial income (expenses), net”, together with any changes in the fair value of the hedged financing liability. The gain or loss related to the non-effective portion of the hedge is also recognized in the income statement as “Financial revenue (expenses), net”.

b)	Cash flow hedge

The Company applies cash flow hedge accounting to hedge against the risk of variable interest rates and financing denominated in foreign currency (United States Dollar). Changes in the fair value of derivatives designated and qualified as cash flow hedge are recorded and accrued in “other comprehensive income – OCI” in equity, together with changes in the fair value of the hedged financing liability, calculated at present value, since the date of designation of the hedging instrument.

c)	Derivatives measured at fair value through profit or loss

Where applicable, when certain derivative instruments do not qualify for hedge accounting, changes in the fair value of any of these derivative instruments are recognized immediately in the income statement under “Other operating income (expenses), net”.